Document and Entity Information	Feb. 23, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	GETTY REALTY CORP.
Entity Incorporation State Country Code	MD
Entity File Number	001-13777
Entity Tax Identification Number	11-3412575
Entity Address, Address Line One	292 Madison Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-6318
City Area Code	646
Local Phone Number	349-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001052752
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Two Jericho Plaza
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY